Financial instruments - Bank Borrowings, Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 21, 2022
Financial instruments [Line Items]
Notional amounts	$ 345,949	$ 43,396
Borrowing costs	(2,360)	(2,802)
Bank borrowings
Financial instruments [Line Items]
Notional amounts	130,000	0
Current amounts	130,989	85
Borrowing costs	(149)	0
Total	130,840	85
Bank borrowings | Not later than three months
Financial instruments [Line Items]
Notional amounts	60,000	0
Current amounts	60,596	85
Bank borrowings | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	70,000	0
Current amounts	$ 70,393	$ 0
Scotiabank Cayman
Financial instruments [Line Items]
Effective rate	2.33%	2.05%
Nominal rate	3.19%	1.36%
Scotiabank Cayman | Bank borrowings
Financial instruments [Line Items]
Effective rate	0.97%	0.82%
Nominal rate	5.22%	1.36%
Notional amounts	$ 70,000	$ 0
Current amounts	70,393	85
Borrowing costs	(149)	0
Total	70,244	85
Scotiabank Cayman | Bank borrowings | Not later than three months
Financial instruments [Line Items]
Notional amounts	0	0
Current amounts		85
Scotiabank Cayman | Bank borrowings | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	70,000	0
Current amounts	$ 70,393	$ 0
Banco Ita CorpBanca | Bank borrowings
Financial instruments [Line Items]
Effective rate	4.50%
Nominal rate	4.50%
Notional amounts	$ 20,000
Current amounts	20,062
Borrowing costs	0
Total	20,062
Banco Ita CorpBanca | Bank borrowings | Not later than three months
Financial instruments [Line Items]
Notional amounts	20,000
Current amounts	20,062
Banco Ita CorpBanca | Bank borrowings | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	0
Current amounts	$ 0
Banco Estado | Bank borrowings
Financial instruments [Line Items]
Effective rate	4.59%
Nominal rate	4.59%
Notional amounts	$ 40,000
Current amounts	40,128
Borrowing costs	0
Total	40,128
Banco Estado | Bank borrowings | Not later than three months
Financial instruments [Line Items]
Notional amounts	40,000
Current amounts	40,128
Banco Estado | Bank borrowings | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	0
Current amounts	$ 0
Scotiabank Sud Americano
Financial instruments [Line Items]
Effective rate	5.10%
Nominal rate	6.08%
Scotiabank Sud Americano | Bank borrowings
Financial instruments [Line Items]
Notional amounts	$ 0
Current amounts	406
Borrowing costs	0
Total	406
Scotiabank Sud Americano | Bank borrowings | Not later than three months
Financial instruments [Line Items]
Notional amounts	0
Current amounts	406
Scotiabank Sud Americano | Bank borrowings | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	0
Current amounts	0
Banco Santander
Financial instruments [Line Items]
Current amounts	$ 0
Banco Santander | Minimum
Financial instruments [Line Items]
Notional amounts			$ 10,000
Banco Santander | Maximum
Financial instruments [Line Items]
Notional amounts			$ 100,000